Consolidated Statements of Operations - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue
Rental Income	$ 88,438	$ 176,887	$ 230,059	$ 190,361
Property Sales	2,703,736	664,100	800,000	2,965,400
Total Revenue	2,792,174	840,987	1,030,059	3,155,761
Operating Expenses
Cost of Sales	2,570,182	702,952	970,397	2,612,646
General and Administrative Expenses	814,568	1,070,543	1,158,149	1,327,715
Total Operating Expenses	3,384,750	1,773,495	2,128,546	3,940,361
Loss From Operations	(592,576)	(932,508)	(1,098,487)	(784,600)
Other Income (Expense)
Interest Income	18,957	20,890	31,761	1,899
Other Income	34,455	4,985	9,984	1,700
Total Other Income	53,412	25,875	41,745	3,599
Net Loss Before Income Taxes	(539,164)	(906,633)	(1,056,742)	(781,001)
Provision for Income Taxes	0	0	0	0
Net Loss	(539,164)	(906,633)	(1,056,742)	(781,001)
Net Loss Attributable to Non-controlling Interest	(58,799)	(35,780)	(148,191)	(73,927)
Net Loss Attributable to SeD Home Inc. and Subsidiaries	$ (539,164)	$ (906,633)	$ (908,551)	$ (707,074)